ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Brookfield Business Partners
The following tables present the changes in accumulated other comprehensive income (loss) reserves attributable to Brookfield Business Partners for the years ended December 31, 2025, 2024 and 2023:

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2025	$(547)	$125	$(422)
Other comprehensive income (loss)	83	(77)	6
Balance as at December 31, 2025	$(464)	$48	$(416)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2024	$(427)	$62	$(365)
Other comprehensive income (loss)	(120)	63	(57)
Balance as at December 31, 2024	$(547)	$125	$(422)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2023	$(458)	$123	$(335)
Other comprehensive income (loss)	31	(37)	(6)
Ownership changes	—	(24)	(24)
Balance as at December 31, 2023	$(427)	$62	$(365)
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(1)Represents net investment hedges, cash flow hedges and other reserves.